Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:	SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

b.	Public and Private Offerings:

On August 17, 2015, the Company completed a public offering of 7,666,665 ordinary shares, nominal value ILS 0.15 per share at an offering price of $1.65 per share, which includes the full exercise of the underwriter’s overallotment option of 999,999 ordinary shares. The Company received total proceeds of $11,524, which is net of $1,126 issuance expenses.

On November 6, 2017, the Company completed a private offering to Warburg Pincus, a global private equity firm (“WP”), of 10,595,521 ordinary shares, nominal value ILS 0.15 per share at an offering price of $1.85 per share. The Company received total proceeds of $18,971, which is net of $631 issuance expenses. Subsequent to private offering, WP executed a share tender offer to the Company’s shareholders which was finalized on December 24, 2017, after which WP holds approximately 52% of the Company’s shares.

c.	Conversion of convertible notes:

On March 27, 2017 the Company issued $6.3 million aggregate principal amount of convertible notes in a private offering. The notes were unsecured, unsubordinated obligations of Cyren and carried a 5.0% interest rate, payable semi-annually in (i) 50% cash and (ii) 50% cash or ordinary shares at Cyren’s election. The notes had a 2.5-year term and were expected to mature in September 2019, unless converted in accordance with their terms prior to maturity. The notes had a conversion price of $2.50 per share. The conversion price was subject to adjustment should future equity issuances be priced at less than $2.10 per share. In addition, the notes would be subject to immediate conversion upon any change in control in the Company.

On September 27, 2017, the Company issued 11,594 shares on account of accrued interest based on a conversion price of $2.50 per share.

On November 6, 2017, the Company completed a private offering to WP at a price per share of $1.85 as described in note 8b. above. According to the terms of the convertible notes, the conversion price was adjusted to $1.85.

On November 30, 2017, $925 of the convertible notes balance was converted into 500,000 shares at a price per share of $1.85.

On December 24, 2017, WP completed a share tender offer after which WP held approximately 52% of the Company’s shares. In accordance with the terms of the convertible notes, this constituted a change of control event, and the convertible notes including all accrued interest as of December 24, 2017 were converted into 2,944,813 shares at a price per share of $1.85.

Subsequently, as of December 31, 2017 there are no convertible notes or accrued interest on account of convertible notes on the Company’s balance sheet.

d.	Equity Incentive Plan:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase ordinary shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase ordinary shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the “Amended and Restated Israeli Share Option Plan”). On December 22, 2016, the Company’s shareholders approved a new stock option plan - the 2016 Equity Incentive Plan (the “Equity Incentive Plan”). This plan, along with its respective Israeli appendix, has replaced all existing employee and consultants stock option plans which have terminated.

The Equity Incentive Plan allows for the issuance of Restricted Stock Units (“RSUs”), as well as options. The options and RSUs generally vest over a period of four years. Options granted under the Equity Incentive Plan generally expire after six years from the date of grant. Options and RSUs cease vesting upon termination of the optionee’s employment or other relationship with the Company. The per share exercise price for options shall be no less than 100% of the fair market value per ordinary share on the date of grant. Any options and RSUs that are canceled or not exercised within the option term become available for future grant.

As of December 31, 2017, an aggregate of 3,144,103 ordinary shares of the Company are still available for future grant under the Equity Incentive Plan.

e.	Non-Employee Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. On December 15, 2006, the plan was extended through 2016. On December 22, 2016, the Company’s shareholders approved a new stock option plan - the 2016 Non-Employee Director Equity Incentive Plan (the “Non-Employee Director Plan”). This plan, along with its respective Israeli appendix, has replaced all existing Directors stock option plans which have terminated.

The Non-Employee Director Plan allows for the issuance of Restricted Stock Units (“RSUs”), as well as options. Each option and RSU granted under the Non-Employee Plan generally vests over a period of four years. Each option has an exercise price equal to the fair market value of the ordinary shares on the grant date of such option. Options granted under the Non-Employee Director Plan generally expire after six years from the date of grant. Options and RSUs cease vesting upon termination of the relationship with the Company.

As of December 31, 2017, an aggregate of 450,412 ordinary shares of the Company are still available for future grant to non-employee directors.

f.	The finalization of the tender offer executed by WP, as described in note 8b., resulted in a Change of Control event (“COC”) in accordance with the Company’s equity incentive plans. As a result, as of December 24, 2017, fifty percent of all outstanding options became fully vested, and the remainder will vest over a period of one year, or upon termination of the relationship with the optionee. In addition, as of December 24, 2017, all outstanding RSUs became fully vested in accordance with the Non-Employee Director Plan.

g.	A summary of the Company’s employees and directors’ stock option activity under the plans is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value

Outstanding at January 1, 2017	5,521,630	$2.39	3.96	$1,141

Granted	1,823,911	1.96
Exercised	(59,654)	1.56
Expired and forfeited	(1,235,067)	2.38

Outstanding at December 31, 2017	6,050,820	$2.27	3.56	$2,498

Options vested and expected to vest at December 31, 2017	5,895,123	$2.28	3.53	$2,407

Exercisable options at December 31, 2017	4,630,420	$2.37	3.21	$1,663

Weighted average fair value of options granted during the year		$0.76

As of December 31, 2017, the Company had $812 of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a remaining weighted average period of 0.99 years.

h.	The employee and directors options outstanding as of December 31, 2017, have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$1.44 - $1.91	1,742,214	4.32	$1.55	1,255,970	$1.54
$2.00 - $2.13	1,779,918	5.00	$2.03	970,971	$2.04
$2.29 - $2.91	862,909	1.52	$2.62	860,460	$2.62
$3.00 - $3.14	1,146,642	2.54	$3.03	1,040,904	$3.03
$3.16 - $3.32	519,137	1.71	$3.27	502,115	$3.26

	6,050,820	3.56	$2.27	4,630,420	$2.37

i.	A summary of the Company’s RSUs activity under the plans is as follows:

Number of RSUs

Outstanding at January 1, 2017	30,000

Granted	60,000
Vested	(90,000)
Forfeited	-

Outstanding at December 31, 2017	-

j.	Options to non-employees and non-directors:

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	53,000	Feb-18
February 13, 2013	5,000	$3.14	5,000	Feb-19
August 1, 2013	150,000	$3.08	150,000	Aug-19
May 14, 2014	3,000	$3.32	2,845	May-20
February 18, 2015	3,000	$3.00	2,566	Feb-21
February 10, 2016	40,000	$1.44	28,750	Feb-22
January 24, 2017	25,000	$2.00	12,500	Jan-23

	279,000		254,661

The options vest and become exercisable at a rate of 1/16 of the options every three months.

As of December 31, 2017, the Company had approximately $28 of unrecognized compensation expense related to non-employee non-vested stock options, expected to be recognized over a weighted average period of 1.00 years.

k.	The total stock-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2017, 2016 and 2015, was as follows:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$207	$73	$64
Research and development	505	314	302
Sales and marketing	553	198	251
General and administrative	795	395	449

	$2,060	$980	$1,066